Income Taxes (Net Deferred Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liabilities
Net deferred tax asset	$ 136	$ 286
Federal
Deferred tax assets
Net operating loss carryforwards (Federal and State)	110	195
Allowance for loan losses	43	74
Litigation settlement	14	22
Alternative Minimum Tax credit carry forwards	0	18
Representation and warranty reserves	3	10
Accrued compensation	10	15
Contingent Consideration	6	0
Loan deferred fees and costs	2	3
Non-accrual interest revenue	1	2
Deferred interest	1	2
General business credits	3	1
Other	2	5
Total	195	347
Valuation allowance	(20)	(20)
Total (net)	175	327
Deferred tax liabilities
Premises and equipment	(14)	(12)
Mortgage loan servicing rights	(3)	(11)
Mark-to-market adjustments	(10)	(9)
Commercial lease financing	(9)	(5)
State and local taxes	(3)	(4)
Total	(39)	(41)
Net deferred tax asset	$ 136	$ 286